Additional Information Required by the Argentine Central Bank - Special Guarantees Accounts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Argentine Central Bank
Disclosure of restricted assets [line items]
Escrow Accounts	$ 95,090,124	$ 124,639,467
Naranja Digital Compañía Financiera S.A.U.
Disclosure of restricted assets [line items]
Escrow Accounts	$ 4,872,128	$ 1,737,500